/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending October 31, 2000

MFS Government Markets Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
10/12
Shares of Beneficial Interest
100000
6.1875
6.90
Merrill Lynch

10/13
Shares of Beneficial Interest
100000
6.1875
6.89

Merrill Lynch
10/16
Shares of Beneficial Interest
100000
6.1875
6.88
Merrill Lynch
10/17
Shares of Beneficial Interest
300000
6.1875
6.90
Merrill Lynch
10/30
Shares of Beneficial Interest
17000
6.1875
6.91
Merrill Lynch
10/31
Shares of Beneficial Interest
8300
6.1875
6.91
Merrill Lynch























































Total Shares Repurchased:  625,300
Remarks:	None.

MFS Government Markets Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer